                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
                       Post-Effective Amendment No. 34                       [X]
                              (File No. 333-69777)
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
                              Amendment No. 76                               [X]
                               (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                   RiverSource Variable Life Separate Account

                               Name of Depositor:
                       RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                             Rodney J. Vessels, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [ ]  on [date] pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [X]  on September 15, 2008 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 34 to this Registration Statement No. 333-69777 on Form N-6 does not supersede Post-Effective Amendment No. 33 to Registration Statement No. 333-69777 filed on or about April 28, 2008 on behalf of RiverSource(R) Variable Universal Life IV / RiverSource(R) Variable Universal Life IV-Estate Series and RiverSource (R) Variable Universal Life III.

The purpose of this Post-Effective Amendment No. 34 is to supplement and incorporate changes to the prospectus for RiverSource (R) Variable Universal Life IV/ RiverSource (R) Variable Universal Life IV - Estate Series.

The prospectus related to Post-Effective Amendment No. 34 to Registration Statement No. 333-69777 filed on or about April 28, 2008 is incorporated by reference into Part A of Post-Effective Amendment No. 34 to this Registration Statement.

The combined Statement of Additional Information relating to RiverSource Variable Life Separate Account filed electronically in Post-Effective Amendment No. 23 to Registration Statement No. 033-62457 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated herein by reference.

PROSPECTUS SUPPLEMENT DATED SEPTEMBER 15, 2008*
PRODUCT NAME                                                   PRODUCT FORM #
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV/                   S-6418 K (5/08)
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV -- ESTATE
  SERIES

The information in this supplement updates and amends certain information contained in the variable life insurance policy prospectus listed above. Please read it carefully and keep it with your variable life insurance policy prospectus.

I. The prospectus is amended to describe 2001 CSO policies. All provisions in the prospectus (other than those applicable only to prior policies) apply to 2001 CSO policies except as modified herein.

The following definition is added to KEY TERMS on page 72 of the prospectus:

     2001 CSO POLICIES: Policies issued based on applications signed on or after October 1, 2008, and any policy issued on or after January 1, 2009, regardless of the date of the application.

The following information is added to FEE TABLES(A) - TRANSACTION
FEES - SURRENDER CHARGE(B) - AMOUNT DEDUCTED on page 3 of the prospectus:

     For 2001 CSO policies:

                      VUL IV                                               VUL IV - ES
Rate per $1,000 of initial specified amount:           Rate per $1,000 of initial specified amount:
MINIMUM: $5.11 -- Female, Standard, Age 1              MINIMUM: $5.11 -- Female, Standard, Age 1
MAXIMUM: $47.51 -- Male, Standard Tobacco, Age 70      MAXIMUM: $47.51 -- Male, Standard Tobacco, Age 70
REPRESENTATIVE INSURED: $9.01 -- Male, Preferred       REPRESENTATIVE INSURED: $10.42 -- Male, Preferred
Nontobacco, Age 35                                     Nontobacco, Age 40

The following information is added to FEE TABLES(A) - CHARGES OTHER THAN FUND OPERATING EXPENSES - COST OF INSURANCE CHARGES(A) - AMOUNT DEDUCTED on page 4 of the prospectus:

     For 2001 CSO policies:

                      VUL IV                                               VUL IV - ES
Monthly rate per $1,000 of net amount at risk:         Monthly rate per $1,000 of net amount at risk:
MINIMUM: $0.02 -- Female, Standard, Age 3, Duration    MINIMUM: $0.01 -- Female, Standard, Age 3, Duration
1                                                      1
MAXIMUM: $37.12 -- Male, Standard Tobacco, Age 90,     MAXIMUM: $37.12 -- Male, Standard Tobacco, Age 90,
Duration 10                                            Duration 10
REPRESENTATIVE INSURED: $0.09 -- Male, Preferred       REPRESENTATIVE INSURED: $0.12 -- Male, Preferred
Nontobacco, Age 35, Duration 1                         Nontobacco, Age 40, Duration 1

The following information is added to LOADS, FEES AND CHARGES - MONTHLY DEDUCTION on page 19 of the prospectus:

     For 2001 CSO policies, references to "1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday" are replaced with "2001 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday".

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6418-24 A (9/08)

*Destroy date: May 1, 2009

The following information is added to LOADS, FEES AND CHARGES - SURRENDER CHARGE* on page 20 of the prospectus:

     For 2001 CSO policies, the following table illustrates the maximum surrender charge for VUL IV and VUL IV - ES. For VUL IV, we assume a male, insurance age 35 qualifying for preferred nontobacco rates and a specified amount to be $300,000. For VUL IV - ES, we assume a male, insurance age 40 qualifying for preferred nontobacco rates and a specified amount to be $2,000,000.

LAPSE OR SURRENDER            MAXIMUM SURRENDER CHARGE FOR:
AT BEGINNING OF YEAR    VUL IV                         VUL IV - ES
          1            $3,604.00                       $20,840.00
          2             3,604.00                        20,840.00
          3             3,604.00                        20,840.00
          4             3,604.00                        20,840.00
          5             3,604.00                        20,840.00
          6             3,543.93                        20,492.67
          7             2,823.13                        16,324.67
          8             2,102.33                        12,156.67
          9             1,381.53                         7,988.67
         10               660.73                         3,820.67
         11                 0.00                             0.00

From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

The following information is added to POLICY ILLUSTRATIONS - UNDERSTANDING THE ILLUSTRATIONS - PREMIUMS on page 63 of the prospectus:

     The illustrations for VUL IV 2001 CSO policies assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations for VUL IV ES assume that a premium of $25,000 is paid in full at the beginning of each policy year.

                                      --2--

The following information is added to POLICY ILLUSTRATIONS following the illustrations on pages 64 - 71 of the prospectus:

VUL IV

ILLUSTRATION                                               FOR 2001 CSO POLICIES
--------------------------------------------------------------------------------

Initial specified amount $400,000                          Current costs assumed
Death benefit Option 1                                     Annual premium $3,500
                                 Male -- age 35
                              Preferred nontobacco
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                  DEATH BENEFIT                               POLICY VALUE
END OF    WITH ANNUAL           ASSUMING HYPOTHETICAL GROSS                ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST             ANNUAL INVESTMENT RETURN OF                ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%             6%              12%         0%             6%              12%
-------------------------------------------------------------------------------------------------------------
   1      $    3,675     $400,000      $  400,000      $   400,000   $ 2,861      $    3,047      $     3,234
   2           7,534      400,000         400,000          400,000     5,645           6,197            6,771
   3          11,585      400,000         400,000          400,000     8,366           9,465           10,656
   4          15,840      400,000         400,000          400,000    11,002          12,833           14,899
   5          20,307      400,000         400,000          400,000    13,555          16,307           19,537
   6          24,997      400,000         400,000          400,000    16,027          19,891           24,612
   7          29,922      400,000         400,000          400,000    18,398          23,567           30,146
   8          35,093      400,000         400,000          400,000    20,681          27,352           36,198
   9          40,523      400,000         400,000          400,000    22,856          31,229           42,802
  10          46,224      400,000         400,000          400,000    24,926          35,203           50,015
  15          79,301      400,000         400,000          400,000    34,982          58,399          100,213
  20         121,517      400,000         400,000          400,000    42,924          86,130          182,522
  25         175,397      400,000         400,000          428,791    46,967         118,352          319,993
  30         244,163      400,000         400,000          668,255    46,158         155,884          547,750
  35         331,927      400,000         400,000        1,067,434    36,096         198,321          920,201
  40         443,939      400,000         400,000        1,638,147     9,314         246,282        1,530,979
  45         586,898           --         400,000        2,665,315        --         301,968        2,538,395
  50         769,354           --         400,000        4,374,494        --         376,241        4,166,185
  55       1,002,219           --         502,800        7,092,906        --         478,857        6,755,148
  60       1,299,420           --         613,308       11,100,542        --         607,236       10,990,636
  65                                      780,896       18,244,228                   780,896       18,244,228
-------------------------------------------------------------------------------------------------------------


                  CASH SURRENDER VALUE
END OF        ASSUMING HYPOTHETICAL GROSS
POLICY        ANNUAL INVESTMENT RETURN OF
YEAR      0%             6%              12%
------
   1    $    --      $       --      $        --
   2      2,041           2,593            3,167
   3      4,762           5,861            7,052
   4      7,398           9,229           11,295
   5      9,951          12,703           15,933
   6     13,144          17,008           21,729
   7     16,236          21,405           27,983
   8     19,239          25,910           34,757
   9     22,135          30,508           42,081
  10     24,926          35,203           50,015
  15     34,982          58,399          100,213
  20     42,924          86,130          182,522
  25     46,967         118,352          319,993
  30     46,158         155,884          547,750
  35     36,096         198,321          920,201
  40      9,314         246,282        1,530,979
  45         --         301,968        2,538,395
  50         --         376,241        4,166,185
  55         --         478,857        6,755,148
  60         --         607,236       10,990,636
  65                    780,896       18,244,228
------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                      --3--

VUL IV - ES

ILLUSTRATION                                               FOR 2001 CSO POLICIES
--------------------------------------------------------------------------------

Initial specified amount $2,000,000                        Current costs assumed
Death benefit Option 1                                    Annual premium $25,000
                                 Male -- age 40
                              Preferred nontobacco
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                   DEATH BENEFIT                                POLICY VALUE
END OF    WITH ANNUAL            ASSUMING HYPOTHETICAL GROSS                 ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST              ANNUAL INVESTMENT RETURN OF                 ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%              12%         0%             6%              12%
---------------------------------------------------------------------------------------------------------------
   1      $   26,250     $2,000,000      $2,000,000      $ 2,000,000   $20,652      $   21,991      $    23,333
   2          53,813      2,000,000       2,000,000        2,000,000    40,636          44,603           48,735
   3          82,753      2,000,000       2,000,000        2,000,000    60,029          67,928           76,487
   4         113,141      2,000,000       2,000,000        2,000,000    78,732          91,884          106,715
   5         145,048      2,000,000       2,000,000        2,000,000    96,764         116,508          139,686
   6         178,550      2,000,000       2,000,000        2,000,000   114,255         141,949          175,808
   7         213,728      2,000,000       2,000,000        2,000,000   131,107         168,138          215,301
   8         250,664      2,000,000       2,000,000        2,000,000   147,503         195,282          258,693
   9         289,447      2,000,000       2,000,000        2,000,000   163,507         223,480          306,447
  10         330,170      2,000,000       2,000,000        2,000,000   179,128         252,782          359,018
  15         566,437      2,000,000       2,000,000        2,000,000   257,772         428,086          731,655
  20         867,981      2,000,000       2,000,000        2,000,000   319,534         638,758        1,348,840
  25       1,252,836      2,000,000       2,000,000        2,911,322   355,754         891,952        2,386,330
  30       1,744,020      2,000,000       2,000,000        4,749,405   352,722       1,197,669        4,094,314
  35       2,370,908      2,000,000       2,000,000        7,393,827   280,905       1,578,934        6,910,118
  40       3,170,994      2,000,000       2,194,946       12,156,557    75,592       2,090,425       11,577,673
  45       4,192,129             --       2,869,955       20,128,854        --       2,733,291       19,170,337
  50       5,495,385             --       3,674,026       32,902,876        --       3,499,073       31,336,072
  55       7,158,706             --       4,504,125       51,836,775        --       4,459,529       51,323,539
  60       9,281,573             --       5,758,238       85,637,967        --       5,758,238       85,637,967
---------------------------------------------------------------------------------------------------------------


                  CASH SURRENDER VALUE
END OF        ASSUMING HYPOTHETICAL GROSS
POLICY        ANNUAL INVESTMENT RETURN OF
YEAR      0%             6%              12%
------
   1    $    --      $    1,151      $     2,493
   2     19,796          23,763           27,895
   3     39,189          47,088           55,647
   4     57,892          71,044           85,875
   5     75,924          95,668          118,846
   6     97,583         125,277          159,136
   7    118,603         155,634          202,797
   8    139,167         186,946          250,357
   9    159,339         219,312          302,279
  10    179,128         252,782          359,018
  15    257,772         428,086          731,655
  20    319,534         638,758        1,348,840
  25    355,754         891,952        2,386,330
  30    352,722       1,197,669        4,094,314
  35    280,905       1,578,934        6,910,118
  40     75,592       2,090,425       11,577,673
  45         --       2,733,291       19,170,337
  50         --       3,499,073       31,336,072
  55         --       4,459,529       51,323,539
  60         --       5,758,238       85,637,967
------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                      --4--

VUL IV

ILLUSTRATION                                               FOR 2001 CSO POLICIES
--------------------------------------------------------------------------------

Initial specified amount $400,000                       Guaranteed costs assumed
Death benefit Option 1                                     Annual premium $3,500
                                 Male -- age 35
                              Preferred nontobacco
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                DEATH BENEFIT                            POLICY VALUE
END OF    WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST           ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%            6%            12%         0%            6%            12%
-------------------------------------------------------------------------------------------------------
   1      $    3,675     $400,000      $400,000      $  400,000   $ 2,736      $  2,919      $    3,102
   2           7,534      400,000       400,000         400,000     5,399         5,935           6,493
   3          11,585      400,000       400,000         400,000     7,989         9,052          10,206
   4          15,840      400,000       400,000         400,000    10,496        12,264          14,259
   5          20,307      400,000       400,000         400,000    12,924        15,575          18,689
   6          24,997      400,000       400,000         400,000    15,273        18,990          23,535
   7          29,922      400,000       400,000         400,000    17,523        22,490          28,817
   8          35,093      400,000       400,000         400,000    19,677        26,080          34,582
   9          40,523      400,000       400,000         400,000    21,725        29,754          40,868
  10          46,224      400,000       400,000         400,000    23,659        33,506          47,720
  15          79,301      400,000       400,000         400,000    31,703        53,592          92,854
  20         121,517      400,000       400,000         400,000    36,654        75,880         164,351
  25         175,397      400,000       400,000         400,000    36,161        98,596         278,762
  30         244,163      400,000       400,000         566,499    27,098       119,541         464,343
  35         331,927      400,000       400,000         879,254     4,026       134,868         757,978
  40         443,939           --       400,000       1,310,478        --       137,287       1,224,746
  45         586,898           --       400,000       2,071,737        --       105,493       1,973,083
  50         769,354           --            --       3,293,419        --            --       3,136,590
  55       1,002,219           --            --       5,143,448        --            --       4,898,522
  60       1,299,420           --            --       7,757,794        --            --       7,680,984
  65              --           --            --      12,414,585        --            --      12,414,585
-------------------------------------------------------------------------------------------------------


                CASH SURRENDER VALUE
END OF       ASSUMING HYPOTHETICAL GROSS
POLICY       ANNUAL INVESTMENT RETURN OF
YEAR      0%            6%            12%
------
   1    $    --      $     --      $       --
   2      1,795         2,331           2,889
   3      4,385         5,448           6,602
   4      6,892         8,660          10,655
   5      9,320        11,971          15,085
   6     12,390        16,106          20,652
   7     15,361        20,327          26,655
   8     18,235        24,639          33,140
   9     21,004        29,034          40,147
  10     23,659        33,506          47,720
  15     31,703        53,592          92,854
  20     36,654        75,880         164,351
  25     36,161        98,596         278,762
  30     27,098       119,541         464,343
  35      4,026       134,868         757,978
  40         --       137,287       1,224,746
  45         --       105,493       1,973,083
  50         --            --       3,136,590
  55         --            --       4,898,522
  60         --            --       7,680,984
  65         --            --      12,414,585
------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                      --5--

VUL IV - ES

ILLUSTRATION                                               FOR 2001 CSO POLICIES
--------------------------------------------------------------------------------

Initial specified amount $2,000,000                     Guaranteed costs assumed
Death benefit Option 1                                    Annual premium $25,000
                                 Male -- age 40
                              Preferred nontobacco
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                   DEATH BENEFIT                                POLICY VALUE
END OF    WITH ANNUAL            ASSUMING HYPOTHETICAL GROSS                  ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST              ANNUAL INVESTMENT RETURN OF                  ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%              12%          0%             6%              12%
----------------------------------------------------------------------------------------------------------------
   1      $   26,250     $2,000,000      $2,000,000      $ 2,000,000   $ 20,270      $   21,597      $    22,926
   2          53,813      2,000,000       2,000,000        2,000,000     39,883          43,802           47,884
   3          82,753      2,000,000       2,000,000        2,000,000     58,856          66,646           75,090
   4         113,141      2,000,000       2,000,000        2,000,000     77,149          90,106          104,721
   5         145,048      2,000,000       2,000,000        2,000,000     94,726         114,158          136,980

   6         178,550      2,000,000       2,000,000        2,000,000    111,549         138,781          172,094
   7         213,728      2,000,000       2,000,000        2,000,000    127,641         164,013          210,373
   8         250,664      2,000,000       2,000,000        2,000,000    143,129         190,001          252,275
   9         289,447      2,000,000       2,000,000        2,000,000    158,086         216,843          298,246
  10         330,170      2,000,000       2,000,000        2,000,000    172,470         244,532          348,669

  15         566,437      2,000,000       2,000,000        2,000,000    231,946         392,991          682,198
  20         867,981      2,000,000       2,000,000        2,000,000    262,594         553,319        1,211,899
  25       1,252,836      2,000,000       2,000,000        2,533,053    250,812         719,670        2,076,273
  30       1,744,020      2,000,000       2,000,000        4,002,335    172,914         883,326        3,450,289
  35       2,370,908             --       2,000,000        6,028,800         --       1,031,978        5,634,392

  40       3,170,994             --       2,000,000        9,592,290         --       1,128,473        9,135,515
  45       4,192,129             --       2,000,000       15,309,067         --       1,067,684       14,580,063
  50       5,495,385             --       2,000,000       23,967,988         --         432,501       22,826,655
  55       7,158,706             --              --       36,207,866         --              --       35,849,372
  60       9,281,573             --              --       57,999,924         --              --       57,999,924
----------------------------------------------------------------------------------------------------------------


                  CASH SURRENDER VALUE
END OF         ASSUMING HYPOTHETICAL GROSS
POLICY         ANNUAL INVESTMENT RETURN OF
YEAR       0%             6%              12%
------
   1    $     --      $      757      $     2,086
   2      19,043          22,962           27,044
   3      38,016          45,806           54,250
   4      56,309          69,266           83,881
   5      73,886          93,318          116,140
   6      94,877         122,109          155,422
   7     115,137         151,509          197,869
   8     134,793         181,665          243,939
   9     153,918         212,675          294,078
  10     172,470         244,532          348,669
  15     231,946         392,991          682,198
  20     262,594         553,319        1,211,899
  25     250,812         719,670        2,076,273
  30     172,914         883,326        3,450,289
  35          --       1,031,978        5,634,392
  40          --       1,128,473        9,135,515
  45          --       1,067,684       14,580,063
  50          --         432,501       22,826,655
  55          --              --       35,849,372
  60          --              --       57,999,924
------

(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

II. The prospectus is amended to discontinue the offering of certain optional benefits.

The following information is added to POLICY BENEFITS AND RISKS - POLICY BENEFITS - OPTIONAL INSURANCE BENEFITS on page 15 of the prospectus, and also to footnote (b) on pages 5 and 6 of the prospectus:

     Effective October 1, 2008, the Base Insured Rider (BIR) and Other Insured Rider (OIR) are not available.

S-6418-24 A (9/08)

                                      --6--

PART B: STATEMENT OF ADDITIONAL INFORMATION

The combined statement of Additional Information relating to RiverSource Variable Life Separate Account filed electronically in Post-Effective Amendment No. 23 to Registration Statement No. 033-62457 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated herein by reference.

                            PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as
Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 81 subaccounts dated August 30, 2005 filed electronically as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 27 (File No. 333-69777) and is incorporate herein by reference.

(a)(6) Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for the IDS Life Insurance Company adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed as Exhibit (a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(a)(7) Board Resolution for establishment of 91 subaccounts dated April 24, 2007 is filed electronically herewith as Exhibit (a)(7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as
Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SPVL) filed with the Original Registration Statement (File No. 33-11165) on or about December 31, 1986 is incorporated herein by reference.

(d)(2) Flexible Premium Variable Life Insurance Policy (VUL-3) filed electronically as Exhibit 1.A. (5)(b) to Registrant's Form S-6 with Pre-Effective Amendment No. 1 (File No. 333-69777) is incorporated herein by reference.

(d)(3) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV - ES) filed electronically as Exhibit 1.A. (5)(c) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(4) Copy of Base Insured Rider (Term Insurance) filed electronically as
Exhibit 1.A. (12) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(5) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(5) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(d)(6) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(6) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(d)(7) Copy of Specimen Policy for Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) filed electronically as Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 27, (File No. 333-69777), is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to Registrant's Form S-6, Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3337, dated August 30, 2005 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(2) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3337 and dated April 1, 1990, between IDS Life Insurance Company and Reinsurer, effective January 24, 2006 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(3) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3007, dated November 25, 2003 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(5) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(6) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(7) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(8) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated November 25, 2002 filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(9) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005 filed electronically as Exhibit

(g)(9) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(10) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(10) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(11) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 1321, dated August 30, 2005 filed electronically as Exhibit (g)(11) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(12) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 1321 and dated August 30, 2005, between IDS Life Insurance Company and Reinsuror effective January 24, 2006 filed electronically as Exhibit (g)(12) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(13) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(13) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(14) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 103, dated November 25, 2002 filed electronically as Exhibit (g)(14) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(15) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 0094-4206, dated November 25, 2002 filed electronically as Exhibit (g)(15) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(16) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2004 filed electronically as Exhibit (g)(16) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(17) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 7449-1, dated November 25, 2002 filed electronically as Exhibit (g)(17) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(18) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005 filed electronically as Exhibit (g)(18) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(19) Redacted copy of Amendment Number 2 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002 between IDS Life Insurance Company and Reinsurer effective January 1, 2005 filed electronically as Exhibit (g)(19) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(20) Redacted copy of Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 filed electronically as Exhibit (g)(20) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(21) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(21) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(22) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 filed electronically as Exhibit (g)(22) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(23) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2006 filed electronically as Exhibit (g)(23) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(24) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(24) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(25) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 10401-00-00, dated August 30, 2005 filed electronically as Exhibit (g)(25) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(26) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 10401-00-00 and dated August 30, 2005 between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit
(g)(26) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(27) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(27) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(28) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April

29, 1999 filed electronically as Exhibit (g)(28) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(29) Redacted copy of Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(29) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(30) Redacted copy of the Second Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(30) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(31) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 filed electronically as Exhibit (g)(31) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(32) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(32) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(33) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 836301, dated August 30, 2005 filed electronically as Exhibit (g)(33) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(34) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(34) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(35) Redacted copy of the First Amendment to the Automatic YRT Agreement identified as Treaty 836301 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(35) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(36) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999 filed electronically as Exhibit (g)(36) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(37) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(37) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(38) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(38) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(39) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3310-02, dated August 30, 2005 filed electronically as Exhibit (g)(39) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(40) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(40) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(g)(41) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3310-02 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(41) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Fund participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as
Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 and is incorporated by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(5) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company,

Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit
8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically as Exhibit (h)(10) to Post-Effective Amendment No. 27 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Apsen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as
Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, is filed electronically herewith as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h) (15) to Post-Effective Amendment No. 28 333-69777 and is incorporated herein by reference.

(h)(16) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(17) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(18) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(19) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(20) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007 filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(21) Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(22) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(23) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(24) Copy of Amended and Restated Fund Participation Agreement dated October 16, 2006, by and among, American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(25) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(25) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(26) Copy of Amended and Restated Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL IV/VUL IV-Estate Series will be filed by Amendment.

(m)(2) Calculations of Illustrations for VUL IV/VUL IV-Estate Series 2005 Revisions filed electronically as Exhibit (m)(3) to Post-Effective Amendment No. 33 to Registration Statement No. 333-69777 is incorporated herein by reference.

(n) Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV-ES will be filed by Amendment.

(o) Not applicable.

(p) Not applicable.

(q)(1) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated August 30, 2007 filed electronically as Exhibit (r)(1) to Registrant's Form N-6 with Post Effective Amendment No. 31 to Registration Statement No. 333-69777 is incorporated by reference.



Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Company

Name                  Principal Business Address*          Position and Offices With Depositor
-------------------   ----------------------------------   ------------------------------------------
Gumer C. Alvero                                            Director and Executive
                                                           Vice President - Annuities

Timothy V. Bechtold                                        Director and President

Kent M. Bergene                                            Vice President - Affiliated Investments

Walter S. Berman                                           Vice President and Treasurer

Richard N. Bush                                            Senior Vice President - Corporate Tax

Pat H. Carey                                               Vice President-Fund Relations

Charles R. Caswell                                         Reinsurance Officer

Jim Hamalainen                                             Vice President - Investments

Michelle M. Keeley                                         Vice President - Investments

Timothy J. Masek                                           Vice President - Investments

Brian J. McGrane                                           Director, Executive Vice President and
                                                           Chief Financial Officer

Thomas W. Murphy                                           Vice President - Investments

Kevin E. Palmer                                            Director, Vice President and Chief Actuary

Bridget M. Sperl                                           Director, Executive Vice President -
                                                           Client Service

David K. Stewart                                           Vice President and Controller

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.



Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                               Jurisdiction of
Name of Subsidiary                             Incorporation
--------------------------------------------   ---------------
Advisory Capital Strategies Group Inc.         Minnesota
AEXP Affordable Housing LLC                    Delaware
American Enterprise Investment Services Inc.   Minnesota
American Express Property Casualty Insurance
   Agency of Kentucky, Inc.                    Kentucky
American Express Property Casualty Insurance
   Agency of Maryland, Inc.                    Maryland
American Express Property Casualty Insurance
   Agency of Mississippi, Inc.                 Mississippi
American Express Property Casualty Insurance
   Agency of Pennsylvania, Inc.                Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.  Wisconsin
Ameriprise Bank, FSB                           USA
Ameriprise Capitive Insurance Company          Vermont
Ameriprise Capital Trust I                     Delaware
Ameriprise Capital Trust II                    Delaware
Ameriprise Capital Trust III                   Delaware
Ameriprise Capital Trust IV                    Delaware
Ameriprise Certificate Company                 Delaware
Ameriprise Financial Services,Inc.             Delaware
Ameriprise India Private Ltd.                  India
Ameriprise Insurance Company                   Wisconsin
Ameriprise Trust Company                       Minnesota
Boston Equity General Partner LLC              Delaware
IDS Capital Holdings Inc.                      Minnesota
IDS Futures Corporation                        Minnesota
IDS Management Corporation                     Minnesota
IDS Property Casualty Insurance Company        Wisconsin
IDS REO 1, LLC                                 Minnesota
IDS REO 2, LLC                                 Minnesota
Investors Syndicate Development Corporation    Nevada
Kenwood Capital Management LLC (47.7% owned)   Delaware
Realty Assets, Inc.                            Nebraska
RiverSource CDO Seed Investments, LLC          Minnesota
RiverSource Distributors,Inc.                  Delaware
RiverSource Investments,LLC                    Minnesota
RiverSource Life Insurance Company             Minnesota
RiverSource Life Insurance Co. of New York     New York
RiverSource Service Corporation                Minnesota
RiverSource Tax Advantaged Investments, Inc.   Delaware
Securities America Advisors,Inc.               Nebraska
Securities America Financial Corporation       Nebraska
Securities America, Inc.                       Nebraska
Threadneedle Asset Management Holdings Ltd.    England

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and
Principal Business Address*   Positions and Offices with Underwriter
---------------------------   ----------------------------------------
Gumer C. Alvero               Director and Vice President

Patrick T. Bannigan           Director and Senior Vice President-Asset
                              Management, Products and Marketing Group

Timothy V. Bechtold           Director

Paul J. Dolan                 Chief Operating Officer and
                              Chief Administrative Officer

Jeffrey P. Fox                Chief Financial Officer

Martin T. Griffin             President-Outside Distribution

Jeffrey L. McGregor, Sr.      President-Inside Distribution

Scott R. Plummer              Chief Counsel

Julie A. Ruether              Chief Compliance Officer

William F. "Ted" Truscott     Chairman of the Board, CEO and President

*    Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                                      NET
                                 UNDERWRITING
                                   DISCOUNTS    COMPENSATION
                                      AND            ON         BROKERAGE        OTHER
NAME OF PRINCIPAL UNDERWRITER     COMMISSIONS    REDEMPTION    COMMISSIONS   COMPENSATION
-----------------------------    ------------   ------------   -----------   ------------
RiverSource Distributors, Inc.   $322,665,705       None           None          None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Company at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 27th day of June, 2008.

                                      RiverSource Variable Life Separate Account
                                                     (Registrant)

                                      By: RiverSource Life Insurance Company
                                                     (Depositor)


                                      By /s/ Timothy V. Bechtold*
                                         ---------------------------------------
                                         Timothy V. Bechtold
                                         President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of June, 2008.



/s/ Gumer C. Alvero*                   Director and Executive Vice
------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*               Director and President
------------------------------------   (Chief executive officer)
Timothy V. Bechtold


/s/ Brian J. McGrane*                  Director, Executive Vice President
------------------------------------   and Chief Financial Officer
Brian J. McGrane                       (Principal Financial Officer)


/s/ Kevin E. Palmer*                   Director, Vice President and
------------------------------------   Chief Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                  Executive Vice President -
------------------------------------   Client Services
Bridget M. Sperl


/s/ David K. Stewart*                  Vice President and Controller
------------------------------------   (Principal Accounting Officer)
David K. Stewart

* Signed pursuant to Power of Attorney dated August 30, 2007 is filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 31 to Registration Statement No. 333-69777, by:


/s/ Rodney J. Vessels
------------------------------------
Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 34
                     TO REGISTRATION STATEMENT NO. 333-69777

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Supplement for:

     RiverSource(R) Variable Universal Life IV/RiverSource(R) Variable Universal Life IV-Estate Series

Prospectus for:

RiverSource(R) Variable Universal Life IV/RiverSource(R) Variable Universal Life IV-Estate Series filed electronically as Part A to Post-Effective Amendment No.33 to Registration Statement No. 333-69777 filed on or about April 28, 2008 is incorporated herein by reference.

Part B.

The combined Statement of Additional Information relating to RiverSource Variable Life Separate Account filed electronically in Post-Effective Amendment No. 23 to Registration Statement No. 033-62457 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated herein by reference.

Part C.

Other Information.

The signatures.

Exhibits

                                  EXHIBIT INDEX

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.